Related Party Transactions (Details) - Schedule of related parties receivables - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Related Party Transactions (Details) - Schedule of related parties receivables [Line Items]
Total, net	$ 83,330
Guangxi Yulin [Member]
Related Party Transactions (Details) - Schedule of related parties receivables [Line Items]
Total, net	46,898
Hunan Huaihua [Member]
Related Party Transactions (Details) - Schedule of related parties receivables [Line Items]
Total, net	$ 36,432